UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of May 31, 2016 (Unaudited)

Deutsche Multi-Asset Moderate Allocation Fund

(formerly Deutsche LifeCompass 2030 Fund)

	Shares	Value ($)
Equity - Equity Funds 44.2%
Deutsche Core Equity Fund "Institutional" (a)	547,484	12,920,628
Deutsche European Equity Fund "Institutional" (a)	299,961	2,927,620
Deutsche Small Cap Core Fund "S" (a)	69,409	1,737,295
Total Equity - Equity Funds (Cost $14,292,896)		17,585,543
Equity - Exchange-Traded Funds 26.9%
iShares Core U.S. Aggregate Bond ETF	29,000	3,210,300
iShares Currency Hedged MSCI Eurozone ETF	129,000	3,268,860
iShares Currency Hedged MSCI Japan ETF	37,288	955,692
iShares MSCI Pacific ex Japan ETF	23,055	900,989
SPDR Dow Jones REIT ETF	25,157	2,368,783
Total Equity - Exchange-Traded Funds (Cost $10,544,273)		10,704,624
Fixed Income - Bond Funds 25.2%
Deutsche Core Plus Income Fund "Institutional" (a)	300,335	3,177,541
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	38,185	475,403
Deutsche Enhanced Global Bond Fund "S" (a)	141,200	1,269,390
Deutsche Floating Rate Fund "Institutional" (a)	14,806	124,516
Deutsche Global High Income Fund "Institutional" (a)	85,274	551,721
Deutsche Global Inflation Fund "Institutional" (a)	192,635	1,910,942
Deutsche High Income Fund "Institutional" (a)	244,143	1,103,527
Deutsche U.S. Bond Index Fund "Institutional" (a)	146,014	1,419,255
Total Fixed Income - Bond Funds (Cost $10,145,671)		10,032,295
Short-Term U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
0.36% *, 8/11/2016	65,000	64,964
0.32% *, 6/2/2016	1,027,000	1,026,996
Total Short-Term U.S. Treasury Obligations (Cost $1,091,944)		1,091,960
Fixed Income - Money Market Fund 1.5%
Deutsche Central Cash Management Government Fund, 0.39% (a) (b) (Cost $597,515)	597,515	597,515
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $36,672,299) †	100.6	40,011,937
Other Assets and Liabilities, Net	(0.6)	(254,984)
Net Assets	100.0	39,756,953

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $36,959,797. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $3,052,140. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,888,653 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $836,513.
*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2016 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2016
Deutsche Capital Growth Fund	373,765	—	546,211	261,801	—	—	—
Deutsche Core Equity Fund	6,132,698	6,814,318	1,411,100	(259,904)	84,441	1,030,276	12,920,628
Deutsche Core Plus Income Fund	1,099,112	3,082,966	1,173,800	(55,049)	59,066	—	3,177,541
Deutsche Diversified Market Neutral Fund	436,169	—	590,920	(15,907)	—	—	—
Deutsche EAFE Equity Index Fund	1,347,278	—	1,902,003	372,925	—	—	—
Deutsche Emerging Markets Equity Fund	860,220	2,328,520	2,975,272	(650,045)	7,320	—	—
Deutsche Enhanced Commodity Strategy Fund	912,548	26,815	700,000	(302,390)	2,815	—	475,403
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,214,544	344,348	1,888,204	(355,256)	40,047	—	—
Deutsche Enhanced Global Bond Fund	444,156	1,187,113	483,400	(53,878)	19,713	—	1,269,390
Deutsche Equity 500 Index Fund	5,529,804	23,658	8,092,238	3,477,805	23,657	—	—
Deutsche European Equity Fund	—	3,719,831	492,800	(27,811)	31,731	—	2,927,620
Deutsche Floating Rate Fund	416,969	555,843	951,700	(83,099)	18,843	—	124,516
Deutsche GNMA Fund	—	2,832,065	2,838,082	6,018	13,063	—	—
Deutsche Global Equity Fund	709,801	—	1,024,094	241,579	—	—	—
Deutsche Global Growth Fund	256,952	—	364,189	54,114	—	—	—
Deutsche Global High Income Fund	—	531,354	—	—	11,145		551,721
Deutsche Global Inflation Fund	1,219,954	579,432	108,700	(5,945)	28,632	—	1,910,942
Deutsche Global Infrastructure Fund	1,204,887	1,215	1,646,005	(174,968)	1,215	—	—
Deutsche Global Small Cap Fund	1,008,957	—	1,405,551	(106,179)	—	—	—
Deutsche High Income Fund	616,996	288,486	22,600	(3,620)	39,086	—	1,103,527
Deutsche Latin America Equity Fund	25,366	—	34,608	(21,826)	—	—	—
Deutsche Real Estate Securities Fund	1,168,144	6,059	1,736,636	44,209	6,059	—	—
Deutsche Real Estate Securities Income Fund	35,838	375	50,941	(5,961)	335	40	—
Deutsche Short Duration Fund	759,145	3,453,750	4,267,602	(93,998)	30,251	—	—
Deutsche Small Cap Core Fund	1,331,618	128,610	157,000	47,768	—	128,210	1,737,295
Deutsche Small Cap Growth Fund	174,171	—	245,084	(3,117)	—	—	—
Deutsche Small Cap Value Fund	57,723	—	83,708	(6,504)	—	—	—
Deutsche U.S. Bond Index Fund	825,336	1,402,315	962,712	(54,043)	20,492	5,633	1,419,255
Deutsche World Dividend Fund	485,553	2,275	696,189	73,608	2,276	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	106,272	—	150,494	(3,434)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	54,628	2,147,710	1,770,953	(453,479)	1,304	48,914	—
Deutsche Central Cash Management Government Fund	8,325,858	21,880,550	29,608,893	—	4,620	—	597,515
Total	37,134,462	51,337,608	68,381,689	1,843,414	440,111	1,213,073	28,215,353

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$17,585,543	$—	$—	$17,585,543
Equity - Exchange-Traded Funds	10,704,624	—	—	10,704,624
Fixed Income - Bond Funds	10,032,295	—	—	10,032,295
Short-Term U.S. Treasury Obligations	—	1,091,960	—	1,091,960
Money Market Fund	597,515	—	—	597,515
Total	$38,919,977	$1,091,960	$—	$40,011,937

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Moderate Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016